Financial instruments - Consolidated exposure (Details) - Currency risk - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CAD
Interest rate risk
Exposure amount	$ (6,914)
CAD | Cash and cash equivalents
Interest rate risk
Exposure amount	68
CAD | Suppliers
Interest rate risk
Exposure amount	(779)
CAD | Accounts payables
Interest rate risk
Exposure amount	(6,136)
CAD | Other current liabilities
Interest rate risk
Exposure amount	(67)
USD
Interest rate risk
Exposure amount	(94,376)	$ (35,210)
USD | Cash and cash equivalents
Interest rate risk
Exposure amount	4,557	28,704
USD | Trade accounts receivable
Interest rate risk
Exposure amount	22,400
USD | Interest on export prepayment agreement
Interest rate risk
Exposure amount	(11,689)	(3,800)
USD | Export prepayment agreement
Interest rate risk
Exposure amount	$ (109,644)	$ (60,114)